Common stock Preferred stock and additional paid in capital-Additional Information (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended		9 Months Ended	10 Months Ended			11 Months Ended	12 Months Ended
	Jan. 21, 2014	Mar. 27, 2012	May 13, 2015	Jul. 11, 2010	Aug. 07, 2013	Jul. 20, 2010	Sep. 30, 2015	Oct. 19, 2012	Nov. 04, 2010	Oct. 19, 2010	Dec. 05, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 12, 2010
Common Stock, Preferred Stock Issuance, value												$ 93,848	$ 8,623
Initial Public offering proceeds, net												69,037	96,616	$ 96,523
Dividends paid												$ (75,003)	$ (102,287)	$ (93,074)
Issuance of four million Series C Cumulative Redeemable Perpetual Preferred Stock [Member]
Dividend per share	$ 2.125
Preferred Stock Shares Issued	4,000,000
Preferred stock dividend rate	8.50%
Preferred Stock, Redemption Terms	At any time after January 21, 2019, the Series C Preferred Stock may be redeemed, at Company's election at a price of $25 of liquidation preference per share.
Public offering per share price	$ 25
Follow-on offering proceeds, net	$ 96,523
Preferred stock shares par value	$ 0.0001
Follow-on offering completion [Member]
Common stock shares issued		7,500,000
Total Common stock shares issued as at period end.		67,800,000
Common stock shares par value		$ 0.0001
Public offering per share price		$ 14.1
Follow-on offering proceeds, net		$ 100,584
Companys authorized capital stock [Member]
Common stock authorization date						Jul. 14, 2010
Common stock shares authorized				2,000,000
Stock split date										Aug. 27, 2010
Common stock shares issued				1,000,000		24,000,000				22,000,000
Common Stock, Preferred Stock Issuance, value						$ 2,400
Total Common stock shares issued as at period end.						25,000,000
Common stock shares par value				$ 0.0001
Stock-split Dividend per share										0.88 shares for each share of common stock outstanding on the record date of August 27, 2010.
Authorized capital stock (amended articles incorporation) [Member]
Common stock shares authorized															1,000,000,000
Common stock shares par value															$ 0.0001
Preferred Stock, Shares Authorized															100,000,000
Preferred stock shares designated as Series A Participating Preferred Stock															10,000,000
Preferred stock shares par value															$ 0.0001
Second follow-on offering completion [Member]
Common stock shares issued								7,000,000
Total Common stock shares issued as at period end.								74,800,000
Common stock shares par value								$ 0.0001
Public offering per share price								$ 14
Follow-on offering proceeds, net								$ 93,547
Companys Ipo completion [Member]
Common stock shares issued									13,300,000
Total Common stock shares issued as at period end.									60,300,000
Common stock shares par value									$ 0.0001
Public offering per share price									$ 12
Initial Public offering proceeds, net									$ 145,543
Issuance of two million Series B Cumulative Redeemable Perpetual Preferred Stock [Member]
Dividend per share					$ 1.90625
Preferred Stock Shares Issued					2,000,000
Preferred stock dividend rate					7.625%
Preferred Stock, Redemption Terms					At any time after August 6, 2018, the Series B Preferred Stock may be redeemed, at Company's election at a price of $25 of liquidation preference per share.
Public offering per share price					$ 25
Follow-on offering proceeds, net					$ 48,042
Preferred stock shares par value					$ 0.0001
May 13, 2105 Issuance of four million D Cumulative Redeemable Perpetual Preferred Stock [Member]
Dividend per share			$ 2.1875
Preferred Stock Shares Issued			4,000,000
Preferred stock dividend rate			8.75%
Preferred Stock, Redemption Terms			At any time after May 13, 2020, the Series D Preferred Stock may be redeemed, at Company's election at a price of $25 of liquidation preference per share.
Public offering per share price			$ 25
Follow-on offering proceeds, net			$ 96,616
Preferred stock shares par value			$ .0001
Dec 5, 2016 Third follow-on offering Stock [Member]
Common stock shares issued											12,000,000
Common stock shares par value											$ 0.0001
Public offering per share price											$ 6
Follow-on offering proceeds, net											$ 69,037
Group Management Agreement [Member]
Common stock shares issued							448,800
Common stock shares par value							$ 0.0001
Service Agreement [Member]
Common stock shares issued												598,400	149,600
Common stock shares par value												$ 0.0001	$ 0.0001
Fourth Quarter Py Dividends paid [Member]
Dividends paid												$ 21,866	$ 20,944
Dividends paid, per common share												$ .29	$ .28
First Quarter Py Dividends paid [Member]
Dividends paid													$ 21,736
Dividends paid, per common share													$ .29
Second Quarter Py Dividends paid [Member]
Dividends paid													$ 21,779
Dividends paid, per common share													$ .29
Third Quarter Py Dividends paid [Member]
Dividends paid													$ 21,822
Dividends paid, per common share													$ .29
First Quarter Cy Dividends paid [Member]
Dividends paid												$ 21,908
Dividends paid, per common share												$ .29
Second Quarter Cy Dividends paid [Member]
Stock Issued During Period, Shares, Dividend Reinvestment Plan												1,610,248
Dividends paid												$ 7,570
Dividends paid, per common share												$ .29
Third Quarter Cy Dividends paid [Member]
Stock Issued During Period, Shares, Dividend Reinvestment Plan												817,833
Dividends paid												$ 2,595
Dividends paid, per common share												$ .10
October fifteen to January fourteen Series B Preferred Dividends paid [Member]
Dividends paid												$ 953	$ 953
Dividends paid, per common share												$ 0.476563	$ .476563
January fifteen to April fourteen Series B Preferred Dividends paid [Member]
Dividends paid												$ 953	$ 953
Dividends paid, per common share												$ 0.476563	$ 0.476563
April fifteen to July fourteen Series B Preferred Dividends paid [Member]
Dividends paid												$ 953	$ 953
Dividends paid, per common share												$ 0.476563	$ 0.476563
July fifteen to October fourteen Series B Preferred Dividends paid [Member]
Dividends paid												$ 953	$ 953
Dividends paid, per common share												$ 0.476563	$ 0.476563
October fifteen to January fourteen Series C Preferred Dividends paid [Member]
Dividends paid												$ 2,125	$ 2,125
Dividends paid, per common share												$ 0.531250	$ 0.531250
January fifteen to April fourteen Series C Preferred Dividends paid [Member]
Dividends paid												$ 2,125	$ 2,125
Dividends paid, per common share												$ 0.531250	$ 0.531250
April fifteen to July fourteen Series C Preferred Dividends paid [Member]
Dividends paid												$ 2,125	$ 2,125
Dividends paid, per common share												$ 0.531250	$ 0.531250
July fifteen to October fourteen Series C Preferred Dividends paid [Member]
Dividends paid												$ 2,125	$ 2,125
Dividends paid, per common share												$ 0.531250	$ 0.531250
May thirteen to July fourteen Series D Preferred Dividends paid [Member]
Dividends paid													$ 1,506
Dividends paid, per common share													$ .376736
July fifteen to October fourteen Series D Preferred Dividends paid [Member]
Dividends paid												$ 2,188	$ 2,188
Dividends paid, per common share												$ 0.546875	$ 0.546875
October fifteen to January fourteen Series D Preferred Dividends paid [Member]
Dividends paid													$ 2,188
Dividends paid, per common share													$ 0.546875
January fifteen to April fourteen Series D Preferred Dividends paid [Member]
Dividends paid												$ 2,188
Dividends paid, per common share												$ 0.546875
April fifteen to July fourteen Series D Preferred Dividends paid [Member]
Dividends paid												$ 2,188
Dividends paid, per common share												$ 0.546875
July 6, 2016 Costamare Inc. Dividend Reinvestment Plan [Member]
Common stock shares par value												$ 0.0001
Stock Issued During Period, Shares, Dividend Reinvestment Plan												2,428,081
Shares Issued Price Per Share												$ 8.043837